Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Preferred Stock, Shares Outstanding	10,000,000
Entity Common Stock Shares Outstanding	75,697,600
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016